NPORT-EX

Upright Growth and Income Fund

Schedule of Investments

December 31, 2021 (unaudited)

Description	Quantity	Market Value
Equities
Aero Space 1.185%
Direxion Daily Aerospace & Defense Bull 3x	1,500	28,065

AI Technology 1.37%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2x Shares	750	32,730

Consumer 1.43%
Bed Bath & Beyond Inc.	1,500	21,870
Tapestry, Inc.	300	12,180
		34,050

Drug Manufacturer-other 5.77%
AbbVie Inc.	600	81,240
Teva Pharmaceutical Industries Limited* ADR	7,000	56,070
		137,310

Electrical Industry 0.50%
General Electric Company	125	11,809

Electronic Equipment 3.93%
Apple Inc.	400	71,028
Plug Power Inc.*	800	22,584
		93,612

Exchange Traded Fund 0.21%
ProShares S&P 500 Dividend Aristocrats ETF	50	4,909

Financial Services 11.68%
Direxion Daily Financial Bull 3x	1,300	169,949
Goldman Sachs Group Inc.	200	76,510
J P Morgan Chase & Company	200	31,670
		278,129

Healthcare Services 1.30%
CVS Health Corporation	300	30,948

Industrial General Business 1.96%
Direxion Daily Industrials Bull 3x Shares	1,000	46,780

Leisure 1.30%
The Walt Disney Company	200	30,978

MID Cap 2.92%
Direxion Daily Mid Cap Bull 3x Shares	1,000	69,640

MSCI-ETF 2.56%
Direxion Daily MSCI Real Estate Bull 3x Shares	2,000	60,860

Oil 0.77%
Exxon Mobil Corporation	300	18,357

Pharmaceutical 1.76%
Direxion Daily Pharmaceutical & Medical Bull 3x Shares ETF	1,000	15,880
Walgreens Boots Alliance, Inc.	500	26,080
		41,960

Semiconductor 21.68%
ASE Technology Holding Co., Ltd ADR	10,000	78,100
Nvidia Corporation	600	176,466
Silicon Motion Technology Corporation ADR	1,500	142,545
Taiwan Semiconductor Manufacturing Company, Limited ADR	700	84,217
United Microelectronics Corporation ADR	3,001	35,112
		516,440
IC Design 33.57%
Himax Technologies, Inc. ADR	50,000	799,500

Short Term Investments 7.25%
First American Treasury Obligation Federal Class Z	55,039	55,039
MSIL Federal Treasury Portfolio Institutional	57,955	57,955
Invesco Treasury Portfolio Institutional	59,583	59,583
		172,577

Total Investments (Cost $ 1,278,480) 101.13%		2,408,653
Other Assets less Liabilities 1.13%		(26,933)
Net Assets 100%		2,381,720

*Non income producing securities

ADR – American Depository Receipt

As of December 31, 2021, the gross unrealized appreciation for all securities totaled $1,170,374 and the gross unrealized depreciation for all securities totaled $ 40,200 for a net unrealized appreciation of $ 1,130,173 for tax purposes. The aggregate cost of securities including cash and money funds on December 31, 2021 was $1,282,070.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2021:

Level 1	2,408,653
Level 2	-
Level 3	-
Total	2,408,653